SCHEDULE OF FAIR VALUE HIERARCHY ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 3)	$ 55,820	¥ 390,353	¥ 153,910
Long term investment	$ 32,089	224,404	324,110
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 3)		390,353	153,910
Long term investment		224,404	324,110
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 3)		103,352
Long term investment		161,187	273,020
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 3)		287,001	153,910
Long term investment		63,217	51,090
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 3)
Long term investment